Discontinued Operations - Gain on Sale of Jackup SPA (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Received/(paid) to date
Received/(paid) to date	$ (94)	$ 659	$ 21		$ 0
Jackup SPA [Member]
Gain on sale
Initial purchase price, gain on sale				$ 628
Adjustment for working capital, cash, and reimbursement of reactivation costs, gain on sale				53
Deal cost, gain on sale				(11)
Fair value of indemnities and warranties, gain on sale				(36)
Net sales price, gain on sale				634
Book value of KSA business, gain on sale				(358)
Total, gain on sale				276
Received/(paid) to date
Initial purchase price, received (paid) to date			0	628
Adjustment for working capital, cash, and reimbursement of activation costs, received (paid) to date			3	50
Deal costs, received (paid) to date			0	(11)
Fair value of indemnities and warranties, received (paid) to date			(25)	(8)
Net sales price, received (paid) to date			(22)	659
Book value of KSA business, received (paid) to date			0	0
Received/(paid) to date			$ (22)	$ 659